Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

July 31, 2021

IVFK6-QTLY-0921
1.9883988.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 1.0%
Aristocrat Leisure Ltd.	314,160	$9,599,949
Bermuda - 1.1%
IHS Markit Ltd.	85,380	9,975,799
Canada - 8.1%
Brookfield Asset Management, Inc. Class A	229,900	12,412,301
Canadian National Railway Co.	110,639	12,021,660
Canadian Pacific Railway Ltd.	151,580	11,255,508
CGI, Inc. Class A (sub. vtg.) (a)	111,400	10,133,685
Constellation Software, Inc.	6,869	11,002,898
Thomson Reuters Corp.	99,300	10,522,171
Waste Connection, Inc. (Canada)	78,120	9,896,494

TOTAL CANADA		77,244,717

Cayman Islands - 4.3%
Sea Ltd. ADR (a)	33,200	9,168,512
Shenzhou International Group Holdings Ltd.	448,200	9,947,029
Tencent Holdings Ltd.	363,200	21,903,919

TOTAL CAYMAN ISLANDS		41,019,460

Denmark - 2.8%
DSV Panalpina A/S	45,820	11,164,561
Novo Nordisk A/S Series B	171,400	15,866,731

TOTAL DENMARK		27,031,292

Finland - 1.1%
Neste Oyj	164,530	10,113,902
France - 13.8%
Air Liquide SA	69,490	12,084,908
Compagnie de St. Gobain	157,300	11,243,544
Dassault Systemes SA	208,930	11,529,666
Edenred SA	167,693	9,743,387
Hermes International SCA	7,591	11,607,218
Kering SA	13,676	12,267,950
LVMH Moet Hennessy Louis Vuitton SE	21,863	17,504,990
Pernod Ricard SA	49,540	10,936,506
Safran SA	82,820	10,839,017
Schneider Electric SA	76,060	12,739,176
SR Teleperformance SA	24,841	10,478,692

TOTAL FRANCE		130,975,054

Germany - 4.6%
adidas AG	31,660	11,496,098
Infineon Technologies AG	298,300	11,399,288
Merck KGaA	52,620	10,776,895
MTU Aero Engines AG	40,046	10,028,214

TOTAL GERMANY		43,700,495

Hong Kong - 3.9%
AIA Group Ltd.	1,241,600	14,856,693
Hong Kong Exchanges and Clearing Ltd.	169,100	10,792,946
Techtronic Industries Co. Ltd.	616,000	11,010,262

TOTAL HONG KONG		36,659,901

India - 4.5%
HDFC Bank Ltd.	511,414	9,851,217
Kotak Mahindra Bank Ltd. (a)	414,000	9,215,159
Reliance Industries Ltd.	454,000	12,429,146
Tata Consultancy Services Ltd.	252,000	10,736,613

TOTAL INDIA		42,232,135

Ireland - 3.3%
Accenture PLC Class A	31,900	10,133,992
Kingspan Group PLC (Ireland)	103,080	11,212,952
Linde PLC	33,060	10,162,313

TOTAL IRELAND		31,509,257

Italy - 1.3%
Enel SpA	1,311,100	12,082,494
Japan - 6.7%
Hoya Corp.	85,490	12,004,680
Keyence Corp.	24,824	13,744,221
OBIC Co. Ltd.	15,120	2,648,980
Recruit Holdings Co. Ltd.	229,900	11,915,866
Shin-Etsu Chemical Co. Ltd.	70,740	11,539,765
Tokyo Electron Ltd.	28,000	11,547,913

TOTAL JAPAN		63,401,425

Korea (South) - 0.8%
LG Household & Health Care Ltd.	6,140	7,771,141
Netherlands - 7.9%
Akzo Nobel NV	85,320	10,536,050
ASM International NV (Netherlands)	31,200	11,062,588
ASML Holding NV (Netherlands)	27,820	21,265,183
Ferrari NV	50,660	11,048,544
NXP Semiconductors NV	47,247	9,751,308
Wolters Kluwer NV	100,930	11,503,487

TOTAL NETHERLANDS		75,167,160

Portugal - 1.0%
Energias de Portugal SA	1,848,300	9,596,773
Spain - 2.4%
Amadeus IT Holding SA Class A (a)	161,800	10,602,503
Iberdrola SA	984,671	11,850,607

TOTAL SPAIN		22,453,110

Sweden - 4.7%
Atlas Copco AB (A Shares)	184,300	12,460,225
Evolution AB (b)	61,200	10,661,159
Hexagon AB (B Shares)	698,413	11,561,249
Swedish Match Co. AB	1,125,000	10,074,343

TOTAL SWEDEN		44,756,976

Switzerland - 8.4%
Compagnie Financiere Richemont SA Series A	93,170	11,922,893
Lonza Group AG	15,662	12,194,841
Nestle SA (Reg. S)	176,560	22,357,736
Partners Group Holding AG	6,598	11,278,913
Sika AG	32,840	11,568,410
TE Connectivity Ltd.	67,052	9,888,158

TOTAL SWITZERLAND		79,210,951

Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,316,200	27,534,505
United Kingdom - 3.7%
Ashtead Group PLC	143,100	10,713,239
Diageo PLC	272,000	13,487,463
Rentokil Initial PLC	1,377,400	10,851,873

TOTAL UNITED KINGDOM		35,052,575

United States of America - 11.6%
Adobe, Inc. (a)	16,190	10,064,190
Autodesk, Inc. (a)	32,760	10,520,219
Danaher Corp.	35,640	10,602,544
MasterCard, Inc. Class A	25,359	9,787,052
MercadoLibre, Inc. (a)	6,256	9,813,787
Moody's Corp.	25,900	9,738,400
NICE Systems Ltd. sponsored ADR (a)	37,815	10,537,150
NVIDIA Corp.	47,040	9,172,330
Thermo Fisher Scientific, Inc.	18,648	10,070,106
Visa, Inc. Class A	39,181	9,653,807
Zoetis, Inc. Class A	50,820	10,301,214

TOTAL UNITED STATES OF AMERICA		110,260,799

TOTAL COMMON STOCKS
(Cost $706,468,615)		947,349,870

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.06% (c)
(Cost $3,667,645)	3,666,912	3,667,645
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $710,136,260)		951,017,515
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,284,898)
NET ASSETS - 100%		$947,732,617

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,661,159 or 1.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,149
Fidelity Securities Lending Cash Central Fund	6,337
Total	$10,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$14,003,831	$371,135,070	$381,470,539	$(717)	$--	$3,667,645	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,018,225	45,966,462	46,984,687	--	--	--	0.0%
Total	$15,022,056	$417,101,532	$428,455,226	$(717)	$--	$3,667,645

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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